GOODWILL (Details) - Medmen Enterprises Inc. [Member] - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Goodwill beginning balance		$ 60,022,131
Acquired Goodwil	$ 10,963,375
Transferred to Assets Held for Sale	(4,615,810)
Impairment Losses	(33,469,238)
Goodwill ending balance	32,900,457
CALIFORNIA
Goodwill beginning balance		16,742,843
Acquired Goodwil	8,217,465
Transferred to Assets Held for Sale	(1,869,900)
Goodwill ending balance	23,090,408
ISRAEL
Goodwill beginning balance		9,810,050
Acquired Goodwil	2,745,910
Transferred to Assets Held for Sale	(2,745,910)
Impairment Losses
Goodwill ending balance	9,810,050
NEVADA
Goodwill beginning balance		16,556,287
Acquired Goodwil
Transferred to Assets Held for Sale
Impairment Losses	(16,556,287)
Goodwill ending balance
ARIZONA
Goodwill beginning balance		$ 16,912,951
AZERBAIJAN
Acquired Goodwil
Transferred to Assets Held for Sale
Impairment Losses	(16,912,951)
Goodwill ending balance